UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment [ X]; Amendment Number: 1
This Amendment (Check only one.): [ X] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    DiMaio Ahmad Capital LLC
Address: 277 Park Avenue
         48th Floor
         New York, NY  10172

13F File Number:  28-12959

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      John Lofaso
Title:     Chief Financial Officer and Chief Compliance Officer
Phone:     212-328-7918

Signature, Place, and Date of Signing:

     /s/ John Lofaso     New York, NY/USA     November 18, 2010


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     31

Form13F Information Table Value Total:     $839,723 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AVENTINE RENEWABLE ENERGY      COM              05356X403      182    35000 SH       SOLE                    35000        0        0
CAPITAL ONE FINL CORP          COM              14040H105    32579   661900 SH  PUT  SOLE                   661900        0        0
CATERPILLAR INC DEL            COM              149123101    23487   300000 SH  PUT  SOLE                   300000        0        0
CENTEX CORP                    COM              152312104    24815  1025000 SH  PUT  SOLE                  1025000        0        0
D R HORTON INC                 COM              23331A109    18506  1175000 SH  PUT  SOLE                  1175000        0        0
DANA HOLDING CORP              COM              235825205     8000   800000 SH       SOLE                   800000        0        0
DYNEGY INC DEL                 CL A             26817G102     5742   727700 SH       SOLE                   727700        0        0
GLOBAL BPO SVCS CORP           UNIT 99/99/9999  378981203     8470  1100000 SH       SOLE                  1100000        0        0
GOLDMAN SACHS GROUP INC        COM              38141G104     8270    50000 SH  PUT  SOLE                    50000        0        0
ICO GLOBAL COMM HLDGS LTD DE   CL A             44930K108     1119   362045 SH       SOLE                   362045        0        0
LEAP WIRELESS INTL INC         COM NEW          521863308     6990   150000 SH       SOLE                   150000        0        0
LEAP WIRELESS INTL INC         COM NEW          521863308      196     4200 SH  CALL SOLE                     4200        0        0
LEHMAN BROS HLDGS INC          COM              524908100     3805   101100 SH       SOLE                   101100        0        0
LEHMAN BROS HLDGS INC          COM              524908100    37640  1000000 SH  PUT  SOLE                  1000000        0        0
LENNAR CORP                    CL A             526057104    25467  1353900 SH  PUT  SOLE                  1353900        0        0
MANITOWOC INC                  COM              563571108     8160   200000 SH  PUT  SOLE                   200000        0        0
MERRILL LYNCH & CO INC         COM              590188108    40315  1041666 SH       SOLE                  1041666        0        0
NII HLDGS INC                  CL B NEW         62913F201     3178   100000 SH       SOLE                   100000        0        0
NRG ENERGY INC                 COM NEW          629377508     3786    97100 SH       SOLE                    97100        0        0
OIL SVC HOLDRS TR              DEPOSTRY RCPT    678002106    88400   500000 SH  PUT  SOLE                   500000        0        0
PGT INC                        COM              69336V101     2016   735765 SH       SOLE                   735765        0        0
PULTE HOMES INC                COM              745867101    13459   925000 SH  PUT  SOLE                   925000        0        0
RELIANT ENERGY INC             COM              75952B105     3760   159000 SH       SOLE                   159000        0        0
RETAIL HOLDRS TR               DEP RCPT         76127U101     1650    18000 SH       SOLE                    18000        0        0
RETAIL HOLDRS TR               DEP RCPT         76127U101    22913   250000 SH  PUT  SOLE                   250000        0        0
RIVIERA HLDGS CORP             COM              769627100      231    11200 SH       SOLE                    11200        0        0
SELECT SECTOR SPDR TR          SBI MATERIALS    81369Y100    12051   300000 SH  PUT  SOLE                   300000        0        0
SPDR TR                        UNIT SER 1       78462F103   395910  3000000 SH  PUT  SOLE                  3000000        0        0
TOLL BROTHERS INC              COM              889478103    27589  1175000 SH  PUT  SOLE                  1175000        0        0
VANTAGE ENERGY SERVICES INC    UNIT 99/99/9999  92209F201    10853  1365200 SH       SOLE                  1365200        0        0
VERASUN ENERGY CORP            COM              92336G106      184    25000 SH       SOLE                    25000        0        0